SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event, USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 20, 2013	Jan. 15, 2013	Dec. 31, 2012
Subsequent Event
Subsequent Event [Line Items]
Number of authorized to repurchase		759,654
Percentage of repurchased shares of outstanding common stock		10.00%
Period after which repurchase will take place		1 year
Dividends payable, nature			Quarterly Dividend
Amount of quarterly dividend (in dollars per share)	$ 0.09		$ 0.08
Record date	Mar. 15, 2013
Date of dividend to be paid	Mar. 31, 2013